Stockholders' Deficit (Q2) (Details) - shares	May 06, 2019	Jun. 30, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Number of shares issued (in shares)	15,027,533
Tru Pet LLC [Member]
Business Acquisition [Line Items]
Number of shares issued (in shares)	15,027,533
Outstanding interests acquired	93.00%	7.00%	7.00%
Bona Vida, Inc. [Member]
Business Acquisition [Line Items]
Number of shares issued (in shares)	18,003,273
Outstanding interests acquired	100.00%